INCOME TAXES - Schedule of Loss Carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 30,183	$ 28,599
eWave Holdings Pty Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	1
Globant Brasil Cons. Ltda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,227	1,763
Globant Colombia S.A.S
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	306
Pentalog France SAS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3,447	2,389
Globant Ireland Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1	5
Globant Portugal, Unipessoal Lda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	32	37
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,386	3,643
Genexus International Corp
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	67	0
Sports Reinvention Entertainment Group S.L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	524
LaLiga Content Protection S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	164	293
Codebay Innovation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	190	100
Common Management Solutions, S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	518
Omnia FZ LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	526	107
Blankfactor LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	7,724	8,936
Blankfactor Holdings UK Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	10
GUT Amsterdam B.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	568	0
GUT Agency LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	547	1,561
Globant Germany GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3	0
Globant, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4,896	0
Exusia, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	501	0
Software Product Creation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	2,648	0
2038 - 2040 | Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3,373	1,915
2034 | Gut Agency Mexico City S. de R.L. de C.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	235
2034 | BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	2,166	0
2033 | GUT Agency SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	8	0
2029 | IAFH GLOBAL S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	679	1,741
2027 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	30	24
2026 - 2029 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 4,491